AIG Strategic Value Fund
AIG Strategic Value Fund
INVESTMENT GOAL
The investment goal of the AIG Strategic Value Fund (the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information—Sales Charge Reductions and Waivers” section on page 14 of the Fund’s Prospectus, in the “Financial Intermediary—Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Strategic Value Fund - USD ($)		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 13-16 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Strategic Value Fund	Class A	Class C	Class W
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%
Other Expenses	0.35%	0.41%	0.77%
Total Annual Fund Operating Expenses	1.45%	2.16%	1.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Strategic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,007	1,322	2,210
Class C	319	676	1,159	2,493
Class W	255	480	829	1,813

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG Strategic Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,007	1,322	2,210
Class C	219	676	1,159	2,493
Class W	155	480	829	1,813

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategy is based on value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Fund is to employ a “buy and hold” strategy with equity securities selected annually from the Russell 3000® Value Index. The portfolio managers select securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio managers employ to identify and rank companies within the Russell 3000® Value Index. Through this selection process, the portfolio managers will select approximately 100 securities from the Russell 3000® Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio’s volatility relative to the Russell 3000® Value Index. While the securities selection process will take place on an annual basis, the portfolio managers may, at their discretion, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund becomes a disproportionately large percentage of the Fund’s holdings or when the security substantially underperforms relative to the Russell 3000® Value Index.

The Fund will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Fund employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Disciplined Strategy. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Fund may be more susceptible to general market declines than other mutual funds.

Small- and Mid-Market Capitalization. The Fund invests in securities without regard to capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

PERFORMANCE INFORMATION

The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the Russell 3000® Value Index, a broad measure of market performance. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

Effective March 1, 2011, the name of the Fund was changed to the SunAmerica Strategic Value Portfolio (n/k/a AIG Strategic Value Fund) and certain corresponding changes were made to the Fund’s principal investment strategies and techniques. In particular, prior to this date, the Fund was managed as a “focused” fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Fund in accordance with its current investment strategy and techniques.

AIG STRATEGIC VALUE FUND (Class A)

During the period shown in the bar chart, the highest return for a quarter was 29.12% (quarter ended June 30, 2009) and the lowest return for a quarter was –16.63% (quarter ended September 30, 2011).
Average Annual Total Returns (as of the periods ended December 31, 2018)
Average Annual Returns - AIG Strategic Value Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class C		(12.32%)	3.66%	11.04%
Class W		(10.86%)			0.63%	Apr. 20, 2017
Class A		(15.94%)	3.14%	11.12%
After Taxes on Distributions | Class A		(18.67%)	2.24%	10.58%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	(8.17%)	2.34%	9.19%
Russell 3000® Value Index		(8.58%)	5.77%	11.12%	1.12%	Apr. 20, 2017
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.